Jul. 28, 2023
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Supplement dated July 28, 2023
to the
Roundhill Sports Betting & iGaming ETF
(NYSE Arca, Inc.: BETZ)
Summary Prospectus and Statutory Prospectus,
each dated April 30, 2023
On July 27, 2023, Roundhill Financial Inc. (the “Adviser”), the investment adviser to the Roundhill Sports Betting & iGaming ETF (the “Fund”), a series of Listed Funds Trust (the “Trust”), recommended, and the Board of Trustees (the “Board”) of the Trust approved, a change in the index the Fund seeks to track from the Roundhill Sports Betting and iGaming Index (the “Current Index”), an affiliated index created by the Adviser, to the Morningstar® Sports Betting & iGaming Select IndexSM (the “New Index”). In connection with the change in index, the Board also approved several other related changes, each of which is described below. These changes are expected to become effective on October 2, 2023, or such later date as deemed appropriate by the officers of the Trust (the “Effective Date”).
Please retain this Supplement with your Summary Prospectus and Statutory Prospectus for future reference.
Roundhill Sports Betting & iGaming ETF
Roundhill Sports Betting & iGaming ETF
II. Investment Objective On the Effective Date, the Fund’s current investment objective, as stated under the heading “Fund Summary – Investment Objective” in the Fund’s Prospectuses, will be deleted in its entirety and replaced with the investment objective below. Investment Objective
The Roundhill Sports Betting & iGaming ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Morningstar® Sports Betting & iGaming Select IndexSM (the “Index”).
III. Principal Investment Strategies On the Effective Date, the description of the Fund’s investment strategies, as set forth under the heading “Fund Summary – Principal Investment Strategies” in the Fund’s Prospectuses, will be deleted in its entirety and replaced with the description below, which describes the Fund’s New Index. PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to track the total return performance, before fees and expenses, of the Index.
Morningstar® Sports Betting & iGaming Select IndexSM
The Index was developed by Morningstar, Inc. (the “Index Provider”) and is designed to provide pure exposure to sports and online betting themes. In order to achieve such exposure, the Index is comprised of common stock (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of domestic and foreign sports and online betting (a/k/a iGaming) companies. The Index
Provider defines sports betting and iGaming companies as follows (although the definitions may change over time):
Sports Betting Companies – companies engaged, directly or indirectly, in analyzing sports events and wagering on the outcome, such as online bookmaking.
iGaming Companies – companies engaged, directly or indirectly, in betting online in games of chance, such as poker, slots, blackjack, or the lottery.
The composition of the Index is based on the following rules:
Stocks included in the Index must (i) receive a score 1 or higher from the Index Provider on either a Sports Betting or iGaming theme, (ii) have a free-float market capitalization of at least $100 million (USD), and (iii) have a minimum three-month average daily traded value of $250,000 (USD). The Index Provider will assign a score of 1 or higher to a company that the Index Provider has determined (a) is a producer of related goods or services or a supplier of those producers, and (b) is highly likely to enjoy a material net profit increase from its exposure to such Sports Betting or iGaming theme over the next five years. The Index Provider estimates the percent revenue a company will derive from its exposure to each theme at a point in time five years forward, which translates to the following scores: 0 = less than 10% revenue; 1 = 10% - 25% of revenue for a producer or supplier; 2 = 25% - 50% of revenue for a producer or supplier; 3 = greater than 50% of revenue for a supplier; 4 = greater than 50% revenue for a producer. Scores are reviewed by the Index Provider’s steering committee for quality control and to ensure consistency.
Index components are weighted in proportion to both their combined theme score and their free-float market capitalization, subject to capping constraints. A company is then assigned a tilt factor based on its combined theme score, with higher theme scores receiving heavier tilt factors. Index components are capped to ensure that no Index component has a weight greater than 10% and the sum of components with weights greater than or equal to 5% cannot exceed 40%.
The Index is reconstituted and rebalanced annually on the Monday following the third Friday in December. The number of stocks included in the Index may vary and is subject to the selection and eligibility criteria at the time of reconstitution. As of July 24, 2023, the Index had 33 components.
The Fund’s Investment Strategy
The Fund will generally invest all, or substantially all, of its assets in the component securities of the Index, but also may invest in investments that provide comparable exposure, including but not limited to depositary receipts representing Index components and investments in other ETFs. Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in securities issued by Sports Betting and iGaming Companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund generally will invest in all of the component securities of the Index in approximately the same proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when Exchange Traded Concepts, LLC (the “Sub-Adviser”), the Fund’s sub-adviser, believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index component becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund also may invest in securities or other investments not included in the Index, but which the Sub-Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of July 24, 2023, the Index was concentrated in the Casinos and Gaming Sub-Industry, a separate industry within the Consumer Discretionary Sector.The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).
IV. Principal Investment Risks
On the Effective Date, “Index Provider Risk”, a summary of which is included below, is hereby added as a principal risk of the Fund under the heading “Principal Investment Risks” in the Fund’s Summary Prospectus and Prospectus. Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, construct, reconstitute, rebalance, compose, calculate, and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders.